CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash Flows from Operating Activities:
Net income/(loss)	$ 14,747	$ (1,211)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation	47,537	46,196
Amortization of deferred dry-docking costs	2,632	2,410
Amortization of loan fees	596	439
Change in fair value of derivative instruments	(1,260)	(2,573)
Payments for dry-docking	(2,216)	(2,802)
Increase/ Decrease in:
Receivables	(7,304)	1,200
Inventories	342	(2,736)
Prepaid insurance and other	(295)	(171)
Payables	(20,143)	18,335
Accrued liabilities	1,181	7,825
Unearned revenue	(8,947)	5,649
Net Cash provided by Operating Activities	26,870	72,561
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisitions	(48,457)	(20,581)
Vessel acquisitions and/or improvements	(62,332)	(106,619)
Net Cash used in Investing Activities	(110,789)	(127,200)
Cash Flows from Financing Activities:
Proceeds from long-term debt	42,000	92,000
Financing costs	(390)	(594)
Payments of long-term debt	(59,837)	(95,776)
(Increase)/Decrease in restricted cash	1,379	10,402
Proceeds from stock issuance program, net	176,998	48,251
Cash dividends	(8,741)	(2,822)
Net Cash provided by Financing Activities	151,409	51,461
Net increase/(decrease) in cash and cash equivalents	67,490	(3,178)
Cash and cash equivalents at beginning of period	162,237	144,297
Cash and cash equivalents at end of period	$ 229,727	$ 141,119